15. STOCK OPTIONS (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Number of outstanding stock options	17,797,090	15,473,398
Weighted Average Remaining Life (years)	3 years 8 months 8 days	3 years 7 months 10 days
Weighted Average Exercise Price Exerciseable	$ 0.454	$ 0.326
Number Exercisable	17,797,090	15,473,398
Weighted Average Exercise Price Exerciseable	$ 0.454	$ 0.326
Stock Options
Number of outstanding stock options		2,182,668
Weighted Average Remaining Life (years)		4 years 11 months 8 days
Weighted Average Exercise Price Exerciseable		$ 1.698
Number Exercisable		1,334
Weighted Average Exercise Price Exerciseable		$ 13.5
Exercise Price 0.25
Number of outstanding stock options		530,000
Weighted Average Remaining Life (years)		4 years 11 months 23 days
Weighted Average Exercise Price Exerciseable		$ 0.25
Number Exercisable		0
Weighted Average Exercise Price Exerciseable		$ 0
Exercise Price 1.28
Number of outstanding stock options		1,150,000
Weighted Average Remaining Life (years)		4 years 11 months 16 days
Weighted Average Exercise Price Exerciseable		$ 1.28
Number Exercisable		0
Weighted Average Exercise Price Exerciseable		$ 0
Exercise Price 4.08-4.20
Number of outstanding stock options		500,000
Weighted Average Remaining Life (years)		4 years 11 months 23 days
Number Exercisable		0
Weighted Average Exercise Price Exerciseable		$ 0
Exercise Price 13.500
Number of outstanding stock options		1,334
Weighted Average Remaining Life (years)		5 months 8 days
Weighted Average Exercise Price Exerciseable		$ 13.5
Number Exercisable		1,334
Weighted Average Exercise Price Exerciseable		$ 13.5
Exercise Price 15.000
Number of outstanding stock options		1,334
Weighted Average Remaining Life (years)
Weighted Average Exercise Price Exerciseable		$ 15
Number Exercisable		0
Weighted Average Exercise Price Exerciseable		$ 15